Borrowings - Summary of Assets Pledges as Collateral (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	₩ 6,094,493
Book value [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,560,391
Property, plant and equipment including investment property [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	5,925,533
Property, plant and equipment including investment property [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,391,431
Trade accounts and notes receivables, net [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	132,942
Trade accounts and notes receivables, net [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	132,942
Financial Instruments [member] | Woori Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	36,018
Financial Instruments [member] | Book value [member] | Woori Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	₩ 36,018